S-K 1607, De-SPAC Reports, Opinions, Appraisals, Negotiations	Mar. 27, 2026
Reports, Opinions, Appraisals, and Negotiations [Line Items]
Report, Opinion, or Appraisal, the SPAC or SPAC Sponsor Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	false
Report, Opinion, or Appraisal, Outside Party or Unaffiliated Representative Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	false